Madison Aggregate Bond ETF
Schedule of Investments
March 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 34.2%	Par	Value
Federal Home Loan Mortgage Corp.
Pool G06168, 3.50%, 11/01/2040	$125,143	$116,679
Pool G08653, 3.00%, 07/01/2045	208,567	185,512
Pool G08779, 3.50%, 09/01/2047	90,566	82,770
Pool G60722, 3.00%, 10/01/2046	262,118	232,494
Pool G61386, 3.50%, 06/01/2048	115,538	105,535
Pool Q04092, 4.00%, 10/01/2041	169,433	163,044
Pool Q35614, 3.50%, 08/01/2045	268,166	248,098
Pool Q52955, 3.50%, 12/01/2047	115,752	105,724
Pool QA1033, 3.00%, 07/01/2049	199,496	175,081
Pool RA7380, 3.50%, 05/01/2052	390,107	352,838
Pool RA8278, 5.00%, 12/01/2052	213,083	209,189
Pool RB5105, 2.00%, 03/01/2041	101,521	86,656
Pool SB0546, 2.00%, 01/01/2036	343,302	312,718
Pool SC0151, 2.50%, 06/01/2041	331,621	292,205
Pool SD0960, 3.50%, 04/01/2052	497,909	455,390
Pool SD1859, 5.50%, 11/01/2052	123,964	124,878
Pool SD1921, 4.50%, 12/01/2052	335,404	322,989
Pool SD2172, 5.50%, 02/01/2053	339,828	342,895
Pool SD2875, 5.00%, 05/01/2053	805,158	800,224
Pool SD3174, 5.50%, 06/01/2053	435,605	438,186
Pool SD3739, 6.00%, 09/01/2053	502,534	515,458
Pool SD4901, 5.50%, 02/01/2054	279,332	279,928
Pool SD7552, 2.50%, 01/01/2052	627,408	528,922
Pool SD7556, 3.00%, 08/01/2052	468,084	410,415
Pool SD8214, 3.50%, 05/01/2052	83,027	74,914
Pool SD8266, 4.50%, 11/01/2052	1,142,842	1,094,102
Pool SD8267, 5.00%, 11/01/2052	590,718	579,923
Pool SD8268, 5.50%, 11/01/2052	100,784	100,865
Pool SD8276, 5.00%, 12/01/2052	427,961	420,141
Pool SD8299, 5.00%, 02/01/2053	218,254	214,095
Pool SD8349, 5.50%, 08/01/2053	217,136	216,921
Pool SD8363, 6.00%, 09/01/2053	661,566	672,279
Pool V80025, 3.00%, 04/01/2043	105,878	95,128
Pool V80026, 3.00%, 04/01/2043	249,790	224,723
Pool ZS8641, 2.50%, 02/01/2032	97,713	93,211
Federal National Mortgage Association
Pool 890696, 3.00%, 09/01/2030	99,824	97,109
Pool AB2080, 4.00%, 01/01/2041	152,194	146,272
Pool AB8818, 3.00%, 03/01/2043	84,015	75,487
Pool AJ4046, 4.00%, 10/01/2041	156,258	150,947
Pool AL3072, 3.00%, 02/01/2043	343,980	309,283
Pool AL8924, 3.00%, 12/01/2030	112,920	110,454
Pool AO4134, 3.50%, 06/01/2042	212,868	198,212
Pool AP2133, 3.50%, 08/01/2042	198,173	184,528
Pool AP7363, 4.00%, 10/01/2042	232,206	222,830
Pool BE0108, 3.00%, 01/01/2047	98,395	87,370
Pool BV4133, 2.50%, 03/01/2052	327,106	273,217
Pool CB2548, 2.50%, 01/01/2052	100,927	84,392
Pool CB2601, 2.00%, 01/01/2052	121,538	98,247
Pool CB3105, 2.00%, 03/01/2052	616,809	498,597
Pool CB3115, 3.00%, 03/01/2052	576,601	505,559
Pool CB3845, 3.50%, 06/01/2052	418,659	378,690
Pool CB4383, 4.50%, 08/01/2052	432,622	415,642
Pool FM5530, 4.00%, 11/01/2050	365,632	342,802
Pool FS1704, 4.00%, 05/01/2052	230,272	216,473
Pool FS2605, 4.50%, 08/01/2052	113,323	108,508
Pool FS4049, 2.50%, 09/01/2036	359,158	334,252
Pool FS4138, 2.50%, 04/01/2052	386,613	324,157
Pool FS4296, 3.00%, 01/01/2049	413,457	371,457
Pool FS4996, 4.50%, 07/01/2053	386,341	370,998
Pool FS5575, 5.50%, 09/01/2053	131,039	131,955
Pool FS7759, 5.50%, 05/01/2054	241,750	242,072
Pool FS9948, 2.50%, 04/01/2052	489,028	414,369
Pool MA2177, 4.00%, 02/01/2035	158,043	155,469
Pool MA4571, 2.50%, 03/01/2042	801,926	705,760
Pool MA4732, 4.00%, 09/01/2052	426,936	398,087
Pool MA4785, 5.00%, 10/01/2052	199,917	196,264
Pool MA4806, 5.00%, 11/01/2052	602,219	592,331
Pool MA4841, 5.00%, 12/01/2052	950,055	933,781
Pool MA4842, 5.50%, 12/01/2052	225,493	225,588
Pool MA4941, 5.50%, 03/01/2053	327,137	327,023
Pool MA5013, 4.50%, 05/01/2038	92,217	91,329
Pool MA5072, 5.50%, 07/01/2053	1,075,768	1,074,840
Pool MA5539, 5.00%, 11/01/2044	234,763	233,149
Pool MA5585, 5.00%, 01/01/2055	246,483	241,522
TOTAL MORTGAGE-BACKED SECURITIES (Cost $22,389,427)		22,543,152

CORPORATE BONDS - 31.0%	Par	Value
Communications - 0.3%
Verizon Communications, Inc., 4.33%, 09/21/2028	200,000	198,805

Consumer Discretionary - 2.0%
BorgWarner, Inc., 5.40%, 08/15/2034	400,000	394,703
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025 (a)	260,000	259,124
Home Depot, Inc., 5.88%, 12/16/2036	225,000	239,817
Lowe's Cos., Inc., 4.25%, 04/01/2052	150,000	116,741
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	100,000	104,500
Tractor Supply Co., 5.25%, 05/15/2033	225,000	226,744
		1,341,629

Consumer Staples - 1.5%
J M Smucker Co.
5.90%, 11/15/2028	100,000	104,471
6.20%, 11/15/2033	350,000	371,915
Mars, Inc.
5.20%, 03/01/2035 (a)	225,000	225,460
5.70%, 05/01/2055 (a)	300,000	298,518
		1,000,364

Energy - 5.0%
Devon Energy Corp., 5.20%, 09/15/2034	350,000	336,741
Energy Transfer LP
5.25%, 04/15/2029	200,000	202,187
6.55%, 12/01/2033	300,000	320,101
5.60%, 09/01/2034	60,000	59,959
Enterprise Products Operating LLC, 5.35%, 01/31/2033	250,000	255,844
Exxon Mobil Corp., 4.11%, 03/01/2046	275,000	225,393
Kinder Morgan, Inc., 5.55%, 06/01/2045	200,000	186,782
Marathon Petroleum Corp., 4.70%, 05/01/2025	350,000	349,913
MPLX LP, 4.80%, 02/15/2029	200,000	200,159
Murphy Oil USA, Inc., 5.63%, 05/01/2027	200,000	199,021
ONEOK, Inc., 5.80%, 11/01/2030	150,000	155,808
Phillips 66 Co., 4.95%, 12/01/2027	200,000	202,393
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (a)	150,000	147,582
Valero Energy Corp.
5.15%, 02/15/2030	250,000	251,902
4.00%, 06/01/2052	250,000	180,302
		3,274,087

Financials - 13.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	200,000	199,078
Air Lease Corp., 1.88%, 08/15/2026	90,000	86,640
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	150,000	142,508
Ally Financial, Inc., 6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030	250,000	260,829
American Express Co.
4.05%, 05/03/2029	20,000	19,755
5.28% to 07/27/2028 then SOFR + 1.28%, 07/27/2029	300,000	305,941
Bank of America Corp.
1.66% to 03/11/2026 then SOFR + 0.91%, 03/11/2027	90,000	87,543
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	175,000	176,331
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	280,000	278,230
Bank of New York Mellon Corp.
4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	275,000	274,684
5.83% to 10/25/2032 then SOFR + 2.07%, 10/25/2033	75,000	78,751
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	30,000	22,998
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029	125,000	127,002
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	170,000	176,601
Citigroup, Inc.
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	250,000	244,731
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	300,000	286,261
Fifth Third Bancorp
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	250,000	248,274
4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033	120,000	112,794
Fiserv, Inc., 3.50%, 07/01/2029	100,000	95,029
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	325,000	324,309
Huntington Bancshares, Inc.
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028	115,000	114,188
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	300,000	312,074
Intercontinental Exchange, Inc., 4.60%, 03/15/2033	150,000	146,741
Iron Mountain, Inc., 4.50%, 02/15/2031 (a)	150,000	137,271
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	100,000	101,718
JPMorgan Chase & Co.
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	150,000	154,593
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	300,000	297,010
KeyCorp, 4.10%, 04/30/2028	100,000	97,938
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	275,000	263,152
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029	300,000	306,567
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032	90,000	75,312
4.89% to 07/20/2032 then SOFR + 2.08%, 07/20/2033	225,000	221,422
PayPal Holdings, Inc., 5.10%, 04/01/2035	250,000	247,972
PNC Financial Services Group, Inc.
5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	250,000	254,971
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	200,000	220,707
Public Storage Operating Co., 5.13%, 01/15/2029	275,000	280,850
Regions Financial Corp., 1.80%, 08/12/2028	200,000	181,745
Synchrony Financial, 3.70%, 08/04/2026	275,000	270,209
Truist Financial Corp.
4.12% to 06/06/2027 then SOFR + 1.37%, 06/06/2028	175,000	173,772
5.87% to 06/08/2033 then SOFR + 2.36%, 06/08/2034	300,000	307,862
US Bancorp
4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028	200,000	199,953
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	190,000	184,204
Wells Fargo & Co.
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	175,000	179,620
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029	150,000	157,599
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	20,000	19,679
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	150,000	150,699
Welltower OP LLC, 2.75%, 01/15/2032	150,000	130,439
Weyerhaeuser Co., 3.38%, 03/09/2033	250,000	220,388
		8,956,944

Health Care - 3.0%
AbbVie, Inc., 5.40%, 03/15/2054	300,000	293,226
Amgen, Inc., 5.65%, 03/02/2053	250,000	244,111
Centene Corp., 2.45%, 07/15/2028	150,000	136,850
Eli Lilly & Co., 4.60%, 08/14/2034	250,000	245,165
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	350,000	350,769
6.38%, 11/22/2052	385,000	415,980
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	250,000	236,339
Zoetis, Inc., 3.00%, 05/15/2050	50,000	32,856
		1,955,296

Industrials - 1.8%
BAE Systems PLC, 5.30%, 03/26/2034 (a)	200,000	202,047
Boeing Co., 6.86%, 05/01/2054	250,000	270,767
Nordson Corp., 5.80%, 09/15/2033	100,000	104,270
Norfolk Southern Corp., 5.95%, 03/15/2064	250,000	256,374
Textron, Inc., 2.45%, 03/15/2031	100,000	87,112
United Rentals North America, Inc., 5.50%, 05/15/2027	260,000	259,047
		1,179,617

Materials - 1.0%
Ball Corp., 4.88%, 03/15/2026	190,000	189,010
Packaging Corp. of America, 4.05%, 12/15/2049	100,000	76,251
Rio Tinto Finance USA PLC, 5.00%, 03/14/2032	125,000	125,421
Vulcan Materials Co., 3.50%, 06/01/2030	110,000	103,534
WRKCo, Inc., 3.90%, 06/01/2028	150,000	146,352
		640,568

Technology - 2.0%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	250,000	237,394
Cisco Systems, Inc., 5.05%, 02/26/2034	250,000	252,814
Dell International LLC / EMC Corp., 3.45%, 12/15/2051	200,000	134,658
Gartner, Inc., 4.50%, 07/01/2028 (a)	180,000	176,471
NetApp, Inc., 5.50%, 03/17/2032	250,000	251,659
Oracle Corp.
6.15%, 11/09/2029	250,000	264,351
3.95%, 03/25/2051	55,000	40,202
		1,357,549

Utilities - 0.8%
Duke Energy Corp., 4.30%, 03/15/2028	180,000	178,875
Florida Power & Light Co., 2.88%, 12/04/2051	400,000	252,289
PECO Energy Co., 3.05%, 03/15/2051	200,000	129,684
		560,848
TOTAL CORPORATE BONDS (Cost $20,161,467)		20,465,707

U.S. TREASURY SECURITIES - 24.9%	Par	Value
United States Treasury Note/Bond
4.63%, 06/15/2027	500,000	507,441
4.00%, 06/30/2028	500,000	501,250
4.38%, 08/31/2028	870,000	882,065
4.88%, 10/31/2028	2,000,000	2,061,875
4.00%, 07/31/2030	2,750,000	2,748,174
4.13%, 11/15/2032	1,250,000	1,249,219
3.50%, 02/15/2033	1,750,000	1,672,480
4.38%, 05/15/2034	3,000,000	3,032,930
3.88%, 05/15/2043	1,000,000	909,414
4.63%, 05/15/2044	1,000,000	999,414
4.13%, 08/15/2053	2,000,000	1,833,750
TOTAL U.S. TREASURY SECURITIES (Cost $16,495,475)		16,398,012

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%	Par	Value
Fannie Mae Connecticut Avenue Securities, Series 2022-R01, Class 1M1, 5.34% (30 day avg SOFR + 1.00%), 12/25/2041 (a)	122,900	122,670
Federal National Mortgage Association
Series 2017-M15, Class ATS2, 3.16%, 11/25/2027 (b)	204,516	199,415
Series 2020-44, Class TI, 5.50%, 12/25/2035 (c)	472,409	68,652
Series 2022-M1, Class A2, 1.67%, 10/25/2031 (b)	530,000	444,268
Series 2024-99, Class EA, 5.50%, 05/25/2051	477,354	481,471
Series 2025-5, Class EA, 5.50%, 10/25/2051	392,273	395,712
Flagstar Mortgage Trust, Series 2021-9INV, Class A1, 2.50%, 09/25/2041 (a)(b)	195,108	175,410
FREMF Mortgage Trust, Series 2020-K106, Class B, 3.56%, 03/25/2053 (a)(b)	100,000	92,966
Government National Mortgage Association, Series 2024-153, Class AB, 4.50%, 03/16/2065	497,983	490,868
JP Morgan Mortgage Trust
Series 2021-6, Class A4, 2.50%, 10/25/2051 (a)(b)	96,415	85,968
Series 2024-5, Class A4, 6.00%, 11/25/2054 (a)(b)	188,301	189,227
Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.00%, 06/25/2043 (b)	223,316	198,925
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,921,486)		2,945,552

ASSET-BACKED SECURITIES - 3.3%	Par	Value
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	110,000	110,037
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	130,000	129,456
Chase Auto Owner Trust, Series 2023-AA, Class A2, 5.90%, 03/25/2027 (a)	185,000	185,389
Enterprise Fleet Financing
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	19,049	19,146
Series 2023-1, Class A2, 5.51%, 01/22/2029 (a)	20,547	20,621
LAD Auto Receivables Trust, Series 2023-2A, Class A2, 5.93%, 06/15/2027 (a)	14,615	14,633
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.45%, 11/15/2029	50,000	50,016
PHH Arval
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (a)	97,657	98,290
Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	179,066	181,438
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.42%, 10/27/2064 (a)(b)	468,266	467,668
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (a)(b)	378,030	379,246
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	500,000	508,957
TOTAL ASSET-BACKED SECURITIES (Cost $2,150,721)		2,164,897

TOTAL INVESTMENTS - 97.8% (Cost $64,118,576)		64,517,320
Money Market Deposit Account - 1.6% (d)		1,050,628
Other Assets in Excess of Liabilities - 0.6%		374,249
TOTAL NET ASSETS - 100.0%		$65,942,197
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $3,979,691 or 6.0% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(c)	Interest only security.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison ETF Trust, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and ETFs listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Advisor’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP.

2. Fair Value Measurements: Each Fund has adopted the Financial Accounting Standards Board guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Madison Aggregate Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - Other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

Description	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$22,543,152	$–	$22,543,152
Corporate Bonds	–	20,465,707	–	20,465,707
U.S. Treasury Securities	–	16,398,012	–	16,398,012
Collateralized Mortgage Obligations	–	2,945,552	–	2,945,552
Asset-Backed Securities	–	2,164,897	–	2,164,897
Total Investments in Securities	$–	$64,517,320	$–	$64,517,320

See Schedule of Investments for underlying holdings.